Balances and Transactions With Related Parties and Key Officers (Schedule of Transactions with Related Parties) (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2022 USD ($) Directors	Dec. 31, 2021 USD ($) Directors	Dec. 31, 2020 USD ($) Directors
Disclosure of transactions between related parties [line items]
Professional Fee	[1]	$ 547	$ 460	$ 326
Number of Directors | Directors	[2]	10	8	8
Directors [Member]
Disclosure of transactions between related parties [line items]
Professional Fee	[1]	$ 484	$ 375	$ 272
Related party [Member]
Disclosure of transactions between related parties [line items]
Professional Fee	[1]	63	85	54
Related Parties Renta Lexpense And Other		$ 457	$ 469	$ 446

[1]	Not included share based compensation detailed in Note 19.
[2]	During 2022 two members of the board of directors were replaced.